Memorandum items - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Non-managed marketed funds	€ 50,036	€ 48,379	€ 48,385
Third party debt securities and equity instruments held in custody	268,338	231,263	236,153
Financial instruments not credit-impaired | Stage 1
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	398,243	370,729	337,113
Financial instruments not credit-impaired | Stage 1 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	302	331	372
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	8,528	7,092	10,531
Financial instruments not credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	174	191	200
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,526	1,782	1,584
Financial instruments credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	€ 226	€ 212	€ 161